CONDENSED STATEMENTS OF PREFERRED STOCK AND STOCKHOLDERS' EQUITY (DEFICIT) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018
Common stock, par value per share		$ 0.001
Series A-3 preferred stock
Initial public offering issuance costs	$ 0	$ 0